Summary Of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 867,496	$ 768,992
Less: accumulated depreciation	(473,931)	(395,700)
Property and equipment, net	393,565	373,292
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,998	8,500
Wireless communication systems
Property, Plant and Equipment [Line Items]
Property and equipment, gross	685,562	607,411
Furniture, equipment, vehicles and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	111,690	104,867
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 61,246	$ 48,214